Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

NOTE 7 – PROPERTY AND EQUIPMENT, NET

As of September 30, 2019, and December 31, 2018 property and equipment consists of the following:

	September 30, 2019	December 31, 2018

Furniture and equipment	$559,203	$282,896
Leasehold improvements	1,249,628	626,368
	1,808,831	909,264
Less: accumulated depreciation and amortization	(414,891)	(271,977)
Property and equipment, net	$1,393,940	$637,287

Depreciation expense amounted to $42,950 and $142,914 for the three and nine months ended September 30, 2019, respectively. Depreciation expense amounted to $31,580 and $95,526 for the three and nine months ended September 30, 2018, respectively.

NOTE 7 – PROPERTY AND EQUIPMENT, NET

At December 31, 2018 and 2017, property and equipment consist of the following:

	December 31,	December 31,
	2018	2017

Furniture and equipment	$282,896	$189,401
Leasehold improvements	626,368	472,218
	909,264	661,619
Less: accumulated depreciation and amortization	(271,977)	(144,617)
Property and equipment, net	$637,287	$517,002

Depreciation expense amounted to $134,712 and $335,825 for the years ended December 31, 2018 and 2017, respectively.